Share-Based Compensation - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share based compensation	The Company’s LTI current policy is comprised of share-based compensation settled in cash
Number of trading days	30 trading days
Restricted virtual shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of third anniversary grant date	33.00%
Percentage of fourth anniversary grant date	33.00%
Percentage of fifth anniversary grant date	34.00%
Phantom Share Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days	10 trading days